Supplement to the
Fidelity Advisor® Series Equity Value Fund
April 1, 2017
As Revised August 15, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund.

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Sean Gavin (portfolio manager) has managed the fund since April 2017.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Sean Gavin is portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

AEDTI-18-01 1.966362.103	January 18, 2018

Supplement to the
Fidelity Advisor® Series Equity Value Fund
April 1, 2017
As Revised August 15, 2017
STATEMENT OF ADDITIONAL INFORMATION

James Morrow no longer serves as lead portfolio manager of the fund. Sean Gavin serves as portfolio manager of the fund.

AEDTIB-18-01 1.9883837.102	January 18, 2018

Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Portfolio Manager(s)

Ramona Persaud (lead portfolio manager) has managed the fund since October 2011.

Adam Kramer (co-manager) has managed the fund since October 2011.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ramona Persaud is lead portfolio manager of the fund, which she has managed since October 2011. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since October 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

EQU-K-18-01 1.900366.107	January 18, 2018

Supplement to the
Fidelity® Equity-Income Fund
Class K
April 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Ramona Persuad serves as lead portfolio manager of the fund.

James Morrow no longer serves as lead portfolio manager of the fund.

EQU-KB-18-01 1.881215.106	January 18, 2018

Supplement to the
Fidelity® Equity-Income Fund
April 1, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Portfolio Manager(s)

Ramona Persaud (lead portfolio manager) has managed the fund since October 2011.

Adam Kramer (co-manager) has managed the fund since October 2011.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ramona Persaud is lead portfolio manager of the fund, which she has managed since October 2011. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since October 2011. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

EQU-18-01 1.712069.117	January 18, 2018

Supplement to the
Fidelity® Equity-Income Fund
April 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Ramona Persaud serves as lead portfolio manager of the fund.

James Morrow no longer serves as lead portfolio manager of the fund.

EQUB-18-01 1.712070.117	January 18, 2018

Supplement to the
Fidelity® Series Value Discovery Fund
(formerly Fidelity® Series Equity-Income Fund)
April 1, 2017
As Revised August 15, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sean Gavin (portfolio manager) has managed the fund since April 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sean Gavin is portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

EDT-18-01 1.966360.103	January 18, 2018

Supplement to the
Fidelity® Series Value Discovery Fund
(formerly Fidelity® Series Equity-Income Fund)
April 1, 2017
As Revised August 15, 2017
STATEMENT OF ADDITIONAL INFORMATION

James Morrow no longer serves as lead portfolio manager of the fund.

Sean Gavin serves as portfolio manager of the fund.

EDTB-18-01 1.9883865.102	January 18, 2018